APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsMarch 31, 2023 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
98.88%	COMMON STOCKS

11.85%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	452	$38,687
	Alphabet, Inc. - Class A (a)	10,226	1,060,743
	Charter Communications, Inc. (a)	193	69,019
	Comcast Corp. - Class A	1,867	70,778
	Electronic Arts, Inc.	46	5,541
	Fox Corp.	381	12,973
	Meta Platforms, Inc. (a)	3,351	710,211
	Netflix, Inc. (a)	335	115,736
	Omnicom Group, Inc.	265	25,000
	Paramount Global	151	3,369
	Take-Two Interactive Software (a)	68	8,112
	The Interpublic Group of Cos., Inc.	364	13,555
	Warner Bros. Discovery, Inc. (a)	2,757	41,631
			2,175,355

9.17%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	58	7,053
	Aptiv PLC (a)	40	4,488
	Autozone, Inc. (a)	36	88,493
	Bath & Body Works, Inc.	212	7,755
	Best Buy Co., Inc.	320	25,046
	Booking Holdings, Inc. (a)	6	15,915
	Chipotle Mexican Grill (a)	5	8,542
	D. R. Horton, Inc.	438	42,788
	Darden Restaurant, Inc.	38	5,896
	Dollar General Corp.	175	36,831
	Dollar Tree, Inc. (a)	136	19,523
	Domino’s Pizza, Inc.	76	25,070
	eBay, Inc.	395	17,526
	Ford Motor Co.	3,616	45,562
	Garmin Ltd.	184	18,569
	Genuine Parts Co.	75	12,548
	Hasbro, Inc.	222	11,919
	Hilton Worldwide Holdings, Inc.	67	9,438
	The Home Depot, Inc.	1,354	399,593
	Lennar Corp.	280	29,431
	LKQ Corp.	295	16,744

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

	Security Description	Number of Shares	Fair Value
	Lowe’s Cos, Inc.	675	$134,980
	Marriott Intl. - Class A	242	40,182
	McDonald’s Corp.	388	108,489
	Mohawk Industries, Inc. (a)	33	3,307
	Newell Brands, Inc.	37	460
	Nike, Inc. - Class B	819	100,442
	NVR, Inc. (a)	4	22,289
	O’Reilly Automotive, Inc. (a)	122	103,576
	Ralph Lauren Corp.	32	3,733
	Pulte Group, Inc.	242	14,104
	Ross Stores, Inc.	107	11,356
	Starbucks Corp.	383	39,882
	Tapestry, Inc.	267	11,510
	Target Corp.	414	68,571
	Tesla, Inc. (a)	305	63,275
	The TJX Companies, Inc.	390	30,560
	Tractor Supply Co.	70	16,453
	Ulta Beauty, Inc. (a)	20	10,913
	V.F. Corp	154	3,528
	Whirlpool Corp.	47	6,205
	Yum! Brands, Inc.	299	39,492
			1,682,037

8.51%	CONSUMER STAPLES
	Altria Group, Inc.	1,861	83,038
	Archer-Daniels-Midland Co.	156	12,427
	Brown-Forman Corp. - Class B	92	5,913
	Campbell Soup Co.	103	5,663
	Church & Dwight Co., Inc.	407	35,983
	The Clorox Co.	13	2,057
	The Coca Cola Co.	1,863	115,562
	Colgate-Palmolive Co.	772	58,016
	Conagra Brands, Inc.	38	1,427
	Constellation Brands, Inc. - Class A	97	21,911
	Costco Wholesale Corp.	233	115,771
	The Estee Lauder Cos., Inc.	193	47,567
	General Mills, Inc.	435	37,175
	Kellogg Co.	132	8,839
	Keurig Dr. Pepper, Inc.	916	32,317
	Kimberly-Clark Corp.	148	19,865
	The Kraft Heinz Co.	193	7,463

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	The Kroger Co.	596	$29,425
	Lamb Weston Holding	33	3,449
	Mondelez International, Inc.	592	41,274
	PepsiCo., Inc.	501	91,332
	Philip Morris International, Inc.	1,805	175,536
	The Procter & Gamble Co.	1,509	224,373
	Sysco Corp.	242	18,690
	The Hershey Co.	116	29,512
	The J.M. Smucker Co.	64	10,072
	Tyson Foods, Inc. - Class A	444	26,338
	Walgreens Boots Alliance	943	32,609
	Walmart, Inc.	1,816	267,769
			1,561,373

3.29%	ENERGY
	APA Corp.	365	13,162
	Chevron Corp.	539	87,943
	ConocoPhillips	621	61,609
	Coterra Energy, Inc.	728	17,865
	Devon Energy Corp.	536	27,127
	Diamondback Energy, Inc.	213	28,791
	EOG Resources, Inc.	392	44,935
	Exxon Mobil Corp.	1,316	144,313
	Halliburton Co.	117	3,702
	Hess Corp.	32	4,235
	Kinder Morgan, Inc.	387	6,776
	Marathon Oil Corp.	307	7,356
	Marathon Petroleum Corp.	154	20,764
	Occidental Petroleum Corp.	440	27,469
	ONEOK, Inc.	391	24,844
	Phillips 66	182	18,451
	Pioneer Natural Resources Co.	190	38,806
	Schlumberger NV	33	1,620
	Valero Energy Corp.	101	14,100
	The Williams Cos., Inc.	330	9,854
			603,722

8.40%	FINANCIALS
	Aflac, Inc.	354	22,840
	The Allstate Corp.	354	39,227
	American Express Co.	1,256	207,177

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

	Security Description	Number of Shares	Fair Value
	AON PLC - Class A	269	$84,813
	Assurant, Inc.	10	1,201
	BlackRock, Inc.	97	64,905
	Brown & Brown, Inc.	93	5,340
	Cboe Global Markets, Inc.	205	27,519
	Chubb Ltd.	155	30,098
	Discover Financial Services	821	81,148
	FactSet Research Sysems, Inc.	38	15,773
	Hartford Financial Services	233	16,238
	MarketAxess Holdings, Inc.	14	5,478
	Marsh & Mclennan Cos, Inc.	467	77,779
	MetLife, Inc.	5	290
	Moody’s Corporation	707	216,356
	PNC Financial Services Group, Inc.	102	12,964
	The Progressive Corp.	205	29,327
	S&P Global, Inc.	1,438	495,779
	Synchrony Financial	966	28,091
	T. Rowe Price Group, Inc.	475	53,627
	Travelers Companies, Inc.	99	16,970
	Willis Towers Watson Plc	41	9,528
			1,542,468

15.75%	HEALTHCARE
	Abbott Laboratories	909	92,045
	AbbVie, Inc.	2,512	400,337
	Agilent Technologies, Inc.	101	13,972
	Align Technology, Inc. (a)	29	9,690
	Amgen, Inc.	614	148,434
	Becton Dickinson and Co.	33	8,169
	Biogen, Inc. (a)	188	52,270
	Bio-Rad Laboratories, Inc. - Class A (a)	1	479
	Bio-Techne Corp.	16	1,187
	Boston Scientific Corp (a)	325	16,260
	Bristol-Myers Squibb Co.	2,919	202,316
	Cardinal Health, Inc.	264	19,932
	Cigna Corp	69	17,632
	Cooper Cos., Inc.	4	1,493
	CVS Health Corp.	705	52,389
	DaVita, Inc. (a)	121	9,814
	Dentsply Sirona, Inc.	11	432
	Edwards Lifesciences Corp. (a)	272	22,503

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Eli Lilly & Co.	273	$93,754
	Gilead Sciences, Inc.	1,595	132,337
	HCA Healthcare, Inc.	336	88,596
	Henry Schein, Inc.	73	5,952
	Hologic, Inc. (a)	330	26,631
	IDEXX Laboratories, Inc. (a)	58	29,005
	Illumina, Inc. (a)	8	1,860
	IQVIA Holdings, Inc. (a)	245	48,728
	Johnson & Johnson	2,761	427,955
	Laboratory Corp of America Holdings	101	23,171
	McKesson Corp.	215	76,551
	Medtronic PLC	302	24,347
	Mettler-Toledo International, Inc. (a)	31	47,437
	Moderna, Inc. (a)	479	73,565
	Molina Healthcare, Inc. (a)	41	10,967
	Organon & Co. (a)	336	7,903
	Pfizer, Inc.	7,353	300,002
	Quest Diagnostics, Inc.	117	16,553
	Regeneron Pharmaceuticals, Inc. (a)	116	95,314
	ResMed, Inc.	41	8,979
	Stryker Corp.	185	52,812
	Teleflex, Inc.	34	8,613
	UnitedHealth Group, Inc.	243	114,839
	Universal Health Services, Inc. - Class B	34	4,321
	Vertex Pharmaceuticals, Inc. (a)	125	39,384
	Viatris, Inc.	10	96
	Waters Corp. (a)	47	14,553
	West Pharmaceutical Services, Inc.	15	5,197
	Zimmer Biomet Holdings, Inc.	32	4,134
	Zoetis, Inc.	249	41,444
			2,894,354

8.12%	INDUSTRIALS
	3M Co.	593	62,330
	Allegion PLC	96	10,246
	Broadridge Financial Solutions, Inc.	32	4,690
	Carrier Global Corp.	529	24,202
	Caterpillar, Inc.	323	73,915
	Cintas Corp.	60	27,761
	CSX Corp.	2,476	74,131
	Cummins, Inc.	93	22,216

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

Security Description	Number of Shares	Fair Value
Deere & Co.	241	$99,504
Dover Corp.	122	18,537
Eaton Corp., PLC	1	171
Emerson Electric Co.	273	23,789
Expeditors International of Washington, Inc.	234	25,768
Fastenal Co.	248	13,377
Fedex Corp.	175	39,986
Fortune Brands Innovations, Inc.	188	11,041
Generac Holdings, Inc. (a)	149	16,093
General Dynamics Corp.	94	21,452
WW Grainger, Inc.	29	19,975
Honeywell International, Inc.	390	74,537
JB Hunt Transport Services, Inc.	70	12,282
IDEX Corp.*	10	2,310
Illinois Tool Works, Inc.	207	50,394
Ingersoll Rand, Inc.	501	29,148
Johnson Controls International	1	60
L3Harris Technologies, Inc.	35	6,868
Leidos Holdings, Inc.	272	25,040
Lockheed Martin Corp.	293	138,510
Masco Corp.	522	25,954
Masterbrand, Inc. (a)	188	1,512
Nordson Corp.	17	3,778
Norfolk Southern Corp.	267	56,604
Northrop Grumman Corp.	119	54,945
Old Dominion Freight	59	20,110
Paccar, Inc.	234	17,129
Pentair PLC	246	13,596
Republic Services, Inc.	1	135
Robert Half International, Inc.	89	7,171
Rollins, Inc.	102	3,828
The A.O. Smith Corp.	70	4,841
Snap-On, Inc.	37	9,135
Textron, Inc.	34	2,401
Trane Technologies PLC	90	16,558
TransDigm Group, Inc.	15	11,056
Union Pac Corp.	654	131,624
United Rentals ,Inc.	64	25,329
United Parcel Services, Inc. - Class B	586	113,678
Verisk Analytics, Inc.	180	34,535

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Wabtec Corp.	64	$6,468
	Waste Management, Inc.	14	2,284
	Xylem, Inc.	7	733
			1,491,737

15.98%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc. (a)	769	75,370
	Amphenol Corp. Class A	243	19,858
	Analog Devices, Inc.	60	11,833
	ANSYS, Inc. (a)	9	2,995
	Apple, Inc.	7,841	1,292,981
	Applied Materials, Inc.	977	120,005
	Arista Networks, Inc. (a)	68	11,414
	Auto Desk (a)	63	13,114
	Broadcom, Inc.	472	302,807
	Cadence Design Systems*	45	9,454
	Cisco Systems, Inc. (a)	2,008	104,968
	Corning, Inc.	336	11,854
	DXC Technology Co. (a)	130	3,323
	EPAM Sysems, Inc. (a)	9	2,691
	F5, Inc. (a)	15	2,185
	Gen Digital Inc.	296	5,079
	Hewlett Packard Enterprise, Co.	502	7,997
	HP, Inc.	1,317	38,654
	Intel Corp	2,884	94,220
	International Business Machines	155	20,319
	Juniper Networks, Inc.	90	3,098
	Keysight Technologies, Inc. (a)	45	7,267
	KLA Corp.	177	70,653
	Lam Research Corp.	156	82,699
	Microchip Technology, Inc.	615	51,525
	Micron Technology, Inc.	537	32,403
	Monolithic Power Systems, Inc.	2	1,001
	Motorola Solutions, Inc.	71	20,315
	NetApp, Inc. (a)	126	8,045
	NXP Semiconductors NV	221	41,211
	ON SemiConductor Corp. (a)	95	7,820
	PayPal Holdings, Inc. (a)	368	27,946
	Qorvo, Inc. (a)	87	8,837
	Qualcomm, Inc.	796	101,554
	Roper Technologies, Inc.	104	45,832

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

	Security Description	Number of Shares	Fair Value
	Seagate Technology Holdings PLC	88	$5,819
	ServiceNow, Inc. (a)	7	3,253
	SolarEdge Technologies, Inc. (a)	5	1,520
	Synopsys, Inc. (a)	32	12,360
	Te Connectivity, Ltd.	73	9,574
	Teradyne, Inc.	119	12,794
	Texas Instruments, Inc.	1,085	201,821
	Trimble Navigation, Ltd. (a)	121	6,343
	Western Digital Corp. (a)	150	5,650
	Zebra Technologies Corp. - Class A (a)	45	14,310
			2,934,771

2.59%	MATERIALS
	Air Products and Chemicals, Inc.	60	17,233
	Amcor PLC	739	8,410
	Ball Corp.	385	21,217
	Celanese Corp.	206	22,431
	CF Industries Holdings, Inc.	157	11,381
	Corteva, Inc.	240	14,474
	DOW, Inc.	609	33,385
	Eastman Chemical Co.	32	2,699
	FMC Corp.	182	22,228
	Freeport-McMoRan, Inc.	1,576	64,474
	Inernational Flavors & Fragrance, Inc.	5	460
	International Paper Co.	396	14,280
	LyondellBasell Industries NV	583	54,738
	The Mosaic Co.	269	12,342
	New LindLC	58	20,616
	Newmont Goldcorp Corp.	70	3,431
	Nucor Corp.	442	68,276
	Packaging Corporation of America	66	9,163
	Sealed Air Corp.	156	7,162
	The Sherwin-Williams Co.	300	67,431
	Vulcan Materials Co.	8	1,372
	Westrock Co.	11	335
			477,538

1.18%	REAL ESTATE
	AvalonBay Communities, Inc.	6	1,008
	Boston Properties, Inc.	121	6,549
	CBRE Group, Inc. (a)	504	36,696

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

QUARTERLY REPORT

	Security Description	Number of Shares	Fair Value
	Crown Castle International Corp.	154	$20,611
	Digital Realty Trust, Inc.	77	7,570
	Equity Residential	154	9,240
	Essex Property	17	3,555
	Extra Space Storage, Inc.	71	11,568
	Federal Realty OP LP	10	988
	Healthpeak Properties, Inc.	74	1,626
	Iron Mountain, Inc.	146	7,725
	Kimco Realty Corp.	71	1,387
	Mid-America Apartment	30	4,531
	Prologis, Inc.	94	11,728
	Regency Centers Corp.	4	245
	Simon Property Group, Inc.	557	62,367
	Ventas, Inc.	239	10,361
	VICI Properties, Inc.	11	359
	Weyerhaeuser Co.	596	17,957
			216,071

13.73%	SOFTWARE & SERVICES
	Accenture PLC	359	102,606
	Adobe, Inc. (a)	447	172,260
	Akamai Technologies, Inc. (a)	68	5,324
	Cognizant Technology Solutions	210	12,795
	Fidelity National Information	383	20,808
	Fiserv, Inc. (a)	600	67,818
	Gartner, Inc. (a)	95	30,948
	Global Payments, Inc.	203	21,364
	Jack Henry & Associates, Inc.	9	1,357
	Mastercard, Inc. - Class A	1,220	443,360
	Microsoft Corp.	4,167	1,201,346
	Oracle Corp.	2,333	216,782
	Paychex, Inc.	97	11,115
	Verisign, Inc. (a)	136	28,741
	Visa, Inc.	820	184,877
			2,521,501

0.31%	UTILITIES
	American Water Works Co., Inc.	67	9,815
	CMS Energy Corp.	74	4,542
	Consellation Energy Corp.	391	30,693
	FirstEnergy Corp.	63	2,524

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

	Security Description	Number of Shares	Fair Value
	NRG Energy, Inc.	120	$4,115
	PPL Corp.	160	4,446
			56,135

98.88%	TOTAL COMMON STOCKS		18,157,062

98.88%	TOTAL INVESTMENTS		$18,157,062
1.12%	Other assets, net of liabilities		206,583
100.00%	NET ASSETS		$18,363,645

(a)Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$18,157,062	$—	$—	$18,157,062
Total Investments	$18,157,062	$—	$—	$18,157,062

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2023.

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedMarch 31, 2023 (Unaudited)

QUARTERLY REPORT

At March 31, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,423,430 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$841,287
Gross unrealized depreciation	(1,107,655)
Net unrealized appreciation	$(266,368)